LEASES AND SIMILAR ARRANGEMENTS - FINANCE LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	$ 15,262	$ 3,808
Plant and machinery [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	1,847	2,386
Fixtures and fittings [member] | Other intangible assets [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	$ 6,619	$ 1,422